Preferred Stock And Other Capital (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended					0 Months Ended
	Nov. 14, 2008	Mar. 31, 2011	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 22, 2010	Sep. 14, 2000 Class B Preferred Shares [Member]	Sep. 14, 2000 Class B Preferred Shares [Member] FT Real Estate Securities Company, Inc. [Member]	Dec. 31, 2011 Class B Preferred Shares [Member] First Horizon Preferred Funding l And ll, LLC [Member]	Dec. 31, 2011 Preferred Class A [Member] FTBNA [Member]	Dec. 31, 2010 Preferred Class A [Member] FTBNA [Member]	Dec. 31, 2009 Preferred Class A [Member] FTBNA [Member]	Mar. 23, 2005 Preferred Class A [Member] FTBNA [Member]	Mar. 23, 2005 Preferred Class A [Member] FT Real Estate Securities Company, Inc. [Member]	Nov. 14, 2008 Fixed Rate Cumulative Perpetual Preferred Stock [Member]
Preferred Units [Line Items]
Preferred shares issued	866,540							50						300,000
Sale of preferred shares															866,540
Class B preferred shares sold privately to nonaffiliates							47
Issued warrant to purchase common shares	12,743,235
Issued warrant to purchase common shares, exercise price	$ 10.20
Maturity of warrant, years			10
Number of warrant adjusted to cover common shares due to stock dividend			14,842,321
Warrant adjustment due to stock dividend to cover common shares per share			$ 8.757
Common equity and debt						$ 750
Cash paid to purchase the warrant		79.7
Percentage of cumulative preferred stock								9.50%
Liquidation preference per share							$ 1,000,000						$ 1,000
Subsidiary preferred stock redemption date, FTRESC			Mar. 31, 2031
Preferred stock, value, issued									1.0
Noncontrolling interest, subsidiary preferred stock			0.3	0.3	0.3					294.8	294.8	294.8
Net income from continuing operations available to common shareholders			$ 122.6	$ 61.5	$ (246.6)